Commitments and Contingencies (Details) - USD ($)											1 Months Ended	12 Months Ended
	Feb. 02, 2022	Feb. 01, 2022	Nov. 01, 2021	Sep. 30, 2021	Jun. 23, 2021	Feb. 22, 2021	Nov. 15, 2020	Aug. 15, 2020	Jan. 31, 2020	Jan. 01, 2020	Apr. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2021
Commitments (Details) [Line Items]
Purchase price percentage												2.00%
Registration default per month percentage												2.00%
Stock Redeemed or Called During Period, Shares		19,500,000
Share Price		$ 10.00
Stock Redeemed or Called During Period, Value		$ 194,900,000										$ (12,626,239)
Percentage of warrants forfeited issued to the Initial Stockholders	25.00%
2022 Plan [Member] | Rollover Options [Member]
Commitments (Details) [Line Items]
Number of shares purchased		18,000,000.0
Maximum [Member]
Commitments (Details) [Line Items]
Proposed public offering period												7 years
Minimum [Member]
Commitments (Details) [Line Items]
Proposed public offering period												5 years
SponsorMember
Commitments (Details) [Line Items]
Percentage of ENVI Class A Common Stock were redeemed	25.00%
Percentage of warrants forfeited issued to the Initial Stockholders	25.00%
Shares subject to forfeiture	687,500
ENVI Class B Common Stock [Member]
Commitments (Details) [Line Items]
Common stock, shares outstanding												5,175,000
Green Light Shares [Member]
Commitments (Details) [Line Items]
Conversion of Stock, Shares Issued												92,514,094
Percentage of outstanding Shares on converted basis												64.00%
GreenLight Common Stock [Member]
Commitments (Details) [Line Items]
Conversion of Stock, Shares Issued												1,846,446
Percentage of outstanding Shares on converted basis												54.00%
GreenLight Preferred Stock [Member]
Commitments (Details) [Line Items]
Conversion of Stock, Shares Issued												90,667,648
Percentage of outstanding Shares on converted basis												64.00%
GreenLight Series C Preferred Stock [Member]
Commitments (Details) [Line Items]
Conversion of Stock, Shares Issued												19,362,221
Percentage of outstanding Shares on converted basis												55.00%
GreenLight Series D Preferred Stock [Member]
Commitments (Details) [Line Items]
Conversion of Stock, Shares Issued												37,021,189
Percentage of outstanding Shares on converted basis												62.00%
GreenLight Holdings Common Stock [Member]
Commitments (Details) [Line Items]
Stock Issued During Period, Shares, New Issues												12,425,000
Common stock, shares outstanding												5,175,000
Number of share options exercised during the current period												104,000,000.0
Assumed Warrants [Member]
Commitments (Details) [Line Items]
Number of warrants or rights outstanding												75,920
Private Placement Warrants [Member] | SponsorMember | Maximum [Member]
Commitments (Details) [Line Items]
Class Of Warrants and Rights Issued During the Period	750,000
Private Placement Warrants [Member] | SponsorMember | Minimum [Member]
Commitments (Details) [Line Items]
Class Of Warrants and Rights Issued During the Period	2,000,000
IPO [Member]
Commitments (Details) [Line Items]
Underwriting fee												$ 100,000
Payments to underwriter expenses to cover seller's concessions												150,000
Business Combination [Member] | Canaccord Genuity LLC [Member]
Commitments (Details) [Line Items]
Business Combination, Contingent Consideration, Liability												$ 5,839,808
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Commitments (Details) [Line Items]
Common stock, shares outstanding												3,663,894	3,252,636
Number of share options exercised during the current period												380,149
Base lease rent			$ 100	$ 2,300								$ 5,100,000	$ 2,100,000
Percentage increase decrease in base lease rent				3.00%
Lessee, Operating Lease maturity Date of Contract			Mar. 31, 2026		Feb. 28, 2025	Feb. 28, 2025	Feb. 14, 2024	Feb. 14, 2024		Mar. 31, 2025
Lessee, Operating Lease, Term of Contract			51 months		44 months	48 months			84 months	60 months
Lessee, Operating Lease maturity period									December 2026		2033
Payments for Tenant Improvements									$ 500,000	$ 17,000
Payments for Additional Tenant Improvements									$ 1,000,000.0	$ 300,000
Lessee, Operating Lease, Discount Rate									9.00%
Payments to Acquire Equipment on Lease												0	900,000
Proceeds from Legal Settlements												0	$ 0
Operating lease liability tenant improvement allowance repayable												$ 800,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Other Funding Commitments [Member]
Commitments (Details) [Line Items]
Other Commitment														$ 11,500,000